Customer Contract Related Balances - Schedule of Trade Receivables, Customer Finance, Contract Assets and Contract Liabilities (Detail) - SEK (kr) kr in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Receivables Customer Finance Contract Assets And Contract Liabilities [Abstract]
Customer ﬁnance credits	kr 3,137	kr 3,756
Trade receivables	42,063	43,069	kr 51,172
Contract assets	11,273	12,171	13,178
Contract liabilities	kr 26,440	kr 29,041	kr 29,348